The Global Real Estate Securities Portfolio
What are the Portfolio's investment objectives?
The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Global Real Estate Securities Portfolio CLASS P
Management fees		0.99%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.26%
Total annual portfolio operating expenses		1.50%
Less fee waivers and expense reimbursements	[1]	(0.17%)
Total annual Portfolio operating expenses after fee waivers and expense reimbursements		1.33%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 1.08% of the Portfolio's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CLASS P (USD $)	The Global Real Estate Securities Portfolio
1 year	135
3 years	457
5 years	802
10 years	1,776

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 185% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors (80% Policy). The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Portfolio would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

In managing the Portfolio, we strive to invest in companies that represent a variety of different sectors in the real estate industry. As we consider individual securities for the Portfolio, we carefully evaluate each company's management team, and we generally look for those companies that:
  are attractive on a relative valuation basis (both at the real estate and security level);
  have the ability to raise rents;
  demonstrate prudent use of capital for external growth; and
  can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks; securities convertible into common stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American depositary receipts (ADRs), global depositary receipts (GDRs), and European depositary receipts (EDRs). To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT structure originated in the United States, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. It is expected that the Portfolio will invest a significant amount of its portfolio in REITs and REIT-like entities, but the Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions.

What are the principal risks of investing in the Portfolio?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Non diversification risk A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Small company risk The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated.  Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Prepayment risk The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Global Real Estate Securities Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns for 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our web site at www.delawareinvestments.com/institutional.

Year-by-year total return (Class P) [GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (The Global Real Estate Securities Portfolio)]

During the periods illustrated in this bar chart, The Global Real Estate Securities Portfolio's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2010
Average Annual Total Returns The Global Real Estate Securities Portfolio	1 Year	Since Inception
CLASS P	19.39%	(6.02%)
CLASS P Return after taxes on distributions	15.78%	(7.73%)
CLASS P Return after taxes on distributions and sale of Portfolio shares	12.51%	(5.89%)
FTSE EPRA/NAREIT Developed Index (formerly, FTSE EPRA/NAREIT Global Real Estate Index) (reflects no deduction for fees, expenses, or taxes)	20.40%	(4.93%)

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
The Global Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Global Real Estate Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	What are the Portfolio's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Portfolio's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2011
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors (80% Policy). The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Portfolio would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

In managing the Portfolio, we strive to invest in companies that represent a variety of different sectors in the real estate industry. As we consider individual securities for the Portfolio, we carefully evaluate each company's management team, and we generally look for those companies that:
  are attractive on a relative valuation basis (both at the real estate and security level);
  have the ability to raise rents;
  demonstrate prudent use of capital for external growth; and
  can create franchise value over the long-term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks; securities convertible into common stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American depositary receipts (ADRs), global depositary receipts (GDRs), and European depositary receipts (EDRs). To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT structure originated in the United States, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. It is expected that the Portfolio will invest a significant amount of its portfolio in REITs and REIT-like entities, but the Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate related sectors (80% Policy).

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Non diversification risk A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Small company risk The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Futures and options risk The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated.  Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Prepayment risk The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non diversification risk A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investment not guaranteed by the Manager or its affiliates Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has The Global Real Estate Securities Portfolio performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns for 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our web site at www.delawareinvestments.com/institutional.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns for 1-year and lifetime periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class P) [GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (The Global Real Estate Securities Portfolio)]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, The Global Real Estate Securities Portfolio's highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.08% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

The Global Real Estate Securities Portfolio | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.50%
Less fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total annual Portfolio operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,776
Annual Return 2008	rr_AnnualReturn2008	(46.46%)
Annual Return 2009	rr_AnnualReturn2009	30.40%
Annual Return 2010	rr_AnnualReturn2010	19.39%
1 Year	rr_AverageAnnualReturnYear01	19.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.02%)
The Global Real Estate Securities Portfolio | CLASS P | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.73%)
The Global Real Estate Securities Portfolio | CLASS P | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.89%)
The Global Real Estate Securities Portfolio | FTSE EPRA/NAREIT Developed Index (formerly, FTSE EPRA/NAREIT Global Real Estate Index) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.93%)

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 1.08% of the Portfolio's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.